Property, Plant and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	¥ 2,635	¥ 2,433
Impairment for property, plant and equipment